ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SHORT-TERM BOND FUND
Unaudited		February 28, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 33.4%
FINANCIAL INSTITUTIONS 10.3%
Banking 3.8%
Citigroup, 3.625%, 2/9/09	4,840	4,721
Credit Suisse First Boston, 3.875%, 1/15/09 (1)	5,050	4,956
Islandsbanki, VR, 5.52%, 10/15/08 (2)	7,580	7,580
JPMorgan, 6.25%, 1/15/09	6,500	6,634
Key Bank, 4.412%, 3/18/08	2,015	1,998
Keycorp, 4.70%, 5/21/09	1,695	1,683
Marshall & Ilsley Bank, 3.80%, 2/8/08	4,030	3,977
Marshall & Ilsley Bank, 4.125%, 9/4/07	1,740	1,731
Suntrust Banks, 7.75%, 5/1/10	5,000	5,387
Wachovia, VR, 5.41%, 7/20/07	2,420	2,421
Wells Fargo, 4.20%, 1/15/10 (1)	7,660	7,506
World Savings Bank, 4.125%, 12/15/09	5,880	5,750
		54,344
Brokerage 0.9%
Bear Stearns Companies, 5.50%, 8/15/11	5,420	5,507
Goldman Sachs, VR, 5.485%, 7/2/07	2,420	2,421
Merrill Lynch, VR, 3.134%, 3/2/09 (1)	5,645	5,478
		13,406
Finance Companies 3.2%
CIT Group, 5.50%, 11/30/07	2,420	2,423
CIT Group, VR, 5.51%, 8/15/08	4,230	4,237
Countrywide Home Loans, 4.125%, 9/15/09 (1)	5,650	5,504
GATX, 5.50%, 2/15/12	11,070	11,132
GE Capital, 5.00%, 6/15/07	4,840	4,834
International Lease Finance, 3.75%, 8/1/07	6,050	6,014
Residential Capital, VR, 6.46%, 4/17/09 (1)	4,315	4,328
SLM Corporation, VR, 3.10%, 4/1/09	8,065	7,760
SLM Corporation, VR, 3.25%, 2/1/10	130	123
		46,355
Insurance 1.3%
AIG Sunamerica Global Financing XII, 5.30%, 5/30/07 (2)	2,780	2,780
Hartford Financial Services, 5.25%, 10/15/11	1,305	1,313
MassMutual Global Funding II, 3.25%, 6/15/07 (2)	5,185	5,148
Principal Life Income Funding, 5.20%, 11/15/10	1,510	1,518
Saint Paul Travelers Companies, 5.75%, 3/15/07	1,995	1,995
Travelers Property Casualty, 3.75%, 3/15/08	1,425	1,403
WellPoint, 5.00%, 1/15/11 (1)	4,040	4,024
		18,181
Real Estate Investment Trusts 1.1%
Avalonbay Communities, 6.625%, 9/15/11 (1)	7,540	7,962
Simon Property Group, 4.60%, 6/15/10	6,655	6,554
Vornado Realty, 4.50%, 8/15/09 (1)	1,435	1,411
		15,927
Total Financial Institutions		148,213
INDUSTRIAL 18.1%
Basic Industry 0.6%
Alcoa, 7.375%, 8/1/10	2,000	2,145
Lubrizol, 5.875%, 12/1/08	150	151
Praxair, 4.75%, 7/15/07	3,225	3,218
Rio Tinto, 2.625%, 9/30/08 (1)	2,540	2,448
		7,962
Capital Goods 0.8%
Caterpillar Financial Services, 4.50%, 9/1/08 (1)	5,240	5,194
Hutchison Whampoa Finance, 6.95%, 8/1/07 (2)	3,610	3,630
John Deere Capital, 3.90%, 1/15/08 (1)	3,225	3,188
		12,012
Communications 4.2%
AT&T, VR, 5.57%, 11/14/08	3,790	3,800
BellSouth, VR, 5.485%, 11/15/07	4,195	4,199
Comcast Cable Communications, 8.375%, 5/1/07 (1)	4,435	4,455
Cox Enterprises, 4.375%, 5/1/08 (2)	4,955	4,896
Deutsche Telekom International Finance, 3.875%, 7/22/08 (1)	3,225	3,165
France Telecom, STEP, 7.75%, 3/1/11 (1)	2,710	2,966
News America Holdings, 7.375%, 10/17/08 (1)	4,675	4,823
Sprint Capital, 7.625%, 1/30/11	4,435	4,783
Telecom Italia Capital, 4.00%, 1/15/10	4,145	4,009
Telefonica Emisiones, 5.984%, 6/20/11 (1)	5,290	5,436
Telefonos de Mexico, 4.50%, 11/19/08	4,470	4,409
Telus, 7.50%, 6/1/07	4,030	4,048
Time Warner Entertainment, 7.25%, 9/1/08 (1)	4,955	5,094
Verizon Global Funding, 7.25%, 12/1/10	4,030	4,322
		60,405
Consumer Cyclical 3.2%
Centex, 4.55%, 11/1/10	4,225	4,114
D.R. Horton, 4.875%, 1/15/10 (1)	2,725	2,692
DaimlerChrysler, VR, 5.81%, 8/3/09	6,780	6,801
Ford Motor Credit, VR, 6.315%, 3/21/07 (1)	1,810	1,810
Harrah's Operating, 5.50%, 7/1/10	6,060	5,969
Home Depot, 3.75%, 9/15/09 (1)	4,265	4,143
Home Depot, 5.20%, 3/1/11 (1)	2,855	2,859
Lennar, VR, 6.115%, 3/19/09	2,660	2,660
Nissan Motor Acceptance, 4.625%, 3/8/10 (2)	4,435	4,351
Pulte Homes, 4.875%, 7/15/09 (1)	2,720	2,694
Staples, 7.125%, 8/15/07	3,397	3,423
Viacom, 5.75%, 4/30/11	3,580	3,640
		45,156
Consumer Non-Cyclical 3.8%
Bunge Limited Finance, 4.375%, 12/15/08	7,195	7,084
Genentech, 4.40%, 7/15/10 (1)	4,685	4,606
General Mills, 3.875%, 11/30/07	5,880	5,819
General Mills, 6.378%, 10/15/08	5,190	5,316
Kroger, 7.80%, 8/15/07	4,030	4,072
McCormick & Co., 3.35%, 4/15/09	4,030	3,888
McCormick & Co., 5.80%, 7/15/11	2,730	2,789
Medtronic, 4.375%, 9/15/10	5,375	5,249
Merck, 2.50%, 3/30/07	3,790	3,783
Sabmiller, 6.20%, 7/1/11 (1)(2)	6,040	6,259
Safeway, 4.125%, 11/1/08 (1)	2,335	2,292
Whirlpool, 6.125%, 6/15/11 (1)	3,970	4,058
		55,215
Energy 2.0%
Amerada Hess, 7.375%, 10/1/09	2,865	3,013
BP Canada Finance B.V., 3.375%, 10/31/07	2,175	2,149
ConocoPhillips Canada, 5.30%, 4/15/12	6,940	7,005
Devon Financing, 6.875%, 9/30/11 (1)	6,655	7,103
Encana, 4.60%, 8/15/09	4,515	4,460
Premcor Refunding Group, 6.75%, 2/1/11	4,165	4,381
		28,111
Technology 1.7%
Dun & Bradstreet, 5.50%, 3/15/11 (1)	6,900	6,965
IBM, 3.80%, 2/1/08 (1)	6,860	6,773
Oracle, 5.00%, 1/15/11 (1)	11,145	11,135
		24,873
Transportation 1.8%
ERAC USA Finance Company, 7.95%, 12/15/09 (2)	5,690	6,080
Federal Express, 3.50%, 4/1/09	2,400	2,324
Federal Express, 5.50%, 8/15/09 (1)	4,765	4,809
Southwest Airlines, 6.50%, 3/1/12 (1)	9,400	9,808
Union Pacific, 5.75%, 10/15/07 (1)	3,225	3,231
		26,252
Total Industrial		259,986
UTILITY 5.0%
Electric 3.1%
Alabama Power, 3.50%, 11/15/07	5,645	5,574
Appalachian Power, VR, 5.694%, 6/29/07	2,700	2,702
CE Electric UK Funding, 6.995%, 12/30/07 (2)	1,910	1,913
Centerpoint Energy, 5.875%, 6/1/08 (1)	4,030	4,057
Dominion Resources, 4.125%, 2/15/08	2,420	2,394
National Rural Utilities, 3.875%, 2/15/08 (1)	7,465	7,369
Niagara Mohawk Power, 7.75%, 10/1/08	1,770	1,835
NiSource Finance, VR, 5.93%, 11/23/09	5,240	5,244
Pepco Holdings, 5.50%, 8/15/07	4,030	4,030
PPL Capital Funding, 4.33%, 3/1/09	3,840	3,779
Wisconsin Electric Power, 3.50%, 12/1/07	4,535	4,477
WPD Holdings, 6.875%, 12/15/07 (2)	2,175	2,187
		45,561
Natural Gas 1.9%
Duke Capital, 7.50%, 10/1/09 (1)	4,840	5,094
Enterprise Products Operations, 4.00%, 10/15/07	3,025	2,998
Enterprise Products Operations, 4.95%, 6/1/10	5,000	4,973
Kinder Morgan, 6.50%, 9/1/12	4,600	4,706
Panhandle Eastern Pipeline, 2.75%, 3/15/07	4,838	4,834
Sempra Energy, VR, 5.83%, 5/21/08	4,395	4,395
		27,000

Total Utility		72,561

Total Corporate Bonds (Cost $482,224)		480,760

ASSET-BACKED SECURITIES 12.7%
Car Loan 8.5%

AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	5,460	5,536

Bay View Auto Trust
Series 2005-3, Class A4
5.01%, 6/25/14	9,928	9,886

Capital Auto Receivables Asset Trust
Series 2004-1, Class A4
2.64%, 11/17/08	6,508	6,451

Capital Auto Receivables Asset Trust
Series 2004-1, Class CTFS
2.84%, 9/15/10	5,649	5,587

Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	2,270	2,273

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4B, VR
5.43%, 3/20/10 (2)	8,650	8,650

Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (2)	1,215	1,219

Chase Manhattan Auto Owner Trust
Series 2003-A, Class A4
2.06%, 12/15/09	905	901
Franklin Auto Trust
Series 2003-1
2.27%, 5/20/11	243	242

Harley-Davidson Motorcycle Trust
Series 2003-3, Class A2
2.76%, 5/15/11	2,268	2,219

Harley-Davidson Motorcycle Trust
Series 2003-4, Class A2
2.69%, 4/15/11	2,737	2,675

Hertz Vehicle Finance
Series 2004-1, Class A2
2.38%, 5/25/08 (2)	5,469	5,447

Honda Auto Receivables Owner Trust
Series 2003-5, Class A4
2.96%, 4/20/09	5,432	5,359

HSBC Automotive Trust
Series 2006-2, Class A4
5.67%, 5/17/13	6,384	6,505

Hyundai Auto Receivables Trust
Series 2003-A, Class A4
3.02%, 10/15/10	2,004	1,972

Hyundai Auto Receivables Trust
Series 2004-A, Class A4
3.54%, 8/15/11	720	706

Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	4,620	4,638

M & I Auto Loan Trust
Series 2005-1, Class A4
4.86%, 3/21/11	5,292	5,278

Navistar Financial Owner Trust
Series 2003-B, Class A3, VR
5.52%, 4/15/08	261	261

Nissan Auto Receivables Owner Trust
Series 2004-A, Class A4
2.76%, 7/15/09	6,959	6,874

Onyx Acceptance Grantor Trust
Series 2004-B, Class A4
3.89%, 2/15/11	729	721
Onyx Acceptance Grantor Trust
Series 2005-A, Class A4
3.91%, 9/15/11	9,786	9,508

Triad Auto Receivables Owner Trust
Series 2004-A, Class A4
2.50%, 9/13/10	922	904

Triad Auto Receivables Owner Trust
Series 2006-B, Class A2
5.36%, 11/12/09	288	288

Triad Automobile Receivables
Series 2006-B, Class A3
5.41%, 8/12/11	4,532	4,556

USAA Auto Owner Trust
Series 2004-1, Class A4
2.67%, 10/15/10	2,265	2,243

USAA Auto Owner Trust
Series 2005-2, Class A4
4.17%, 2/15/11	5,712	5,633

USAA Auto Owner Trust
Series 2005-3, Class A3
4.55%, 2/16/10	720	715

Volkswagen Auto Lease Trust
Series 2005-A, Class A4
3.94%, 10/20/10	98	97

Volkswagen Auto Lease Trust
Series 2006-A, Class A4
5.54%, 4/20/11	6,775	6,823

Wachovia Auto Owner Trust
Series 2006-A, Class A4
5.38%, 3/20/13	6,342	6,398

WFS Financial Owner Trust
Series 2004-2, Class C
3.20%, 11/21/11	407	402

World Omni Auto Receivables Trust
Series 2005-A, Class A4
3.82%, 11/12/11	720	707

		121,674
Credit Card 1.7%

BA Credit Card Trust
Series 2007-C1, Class C1, VR
5.61%, 6/16/14	7,695	7,703

Bank One Issuance Trust
Series 2004-A6, Class A6
3.94%, 4/16/12	720	704

Cabela's Credit Card Trust
Series 2005-1, Class A-1
4.97%, 10/15/13	3,970	3,980

Capital One Multi-Asset Executive Trust
Series 2005-A2, Class A2
4.05%, 2/15/11	720	710

Household Affinity Credit Card
Series 2003-1, Class A, VR
5.44%, 2/15/10	4,034	4,042

MBNA Master Credit Card
Series 2000-D, Class A, VR
5.52%, 9/15/09	7,292	7,294

		24,433

Home Equity 0.8%

BankBoston Home Equity Loan Trust
Series 1998-2, Class A6
6.64%, 12/25/28	3,047	3,057

Chase Funding Mortgage Loan
Series 2002-4, Class 2A1, VR
5.69%, 10/25/32	760	760

Chase Funding Mortgage Loan
Series 2003-3, Class 1A6
3.717%, 10/25/14	6,440	6,126

Federal Home Loan Mortgage
Series T-45, Class A5, VR
4.78%, 10/27/31	86	86

New Century Home Equity Loan Trust
Series 2004-4, Class A4, VR
5.60%, 2/25/35	3	3
Residential Asset Mortgage Products
Series 2003-RZ2, Class A1, CMO, VR
3.60%, 4/25/33	1,386	1,341

Sovereign Bank Home Equity Loan Trust
Series 2000-1, Class A6
7.25%, 2/25/15	293	299

		11,672

Other Asset-Backed Securities 1.2%

CNH Equipment Trust
Series 2003- B, Class A4B
3.38%, 2/15/11	4,517	4,469

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (2)	102	101

John Deere Owner Trust
Series 2005-A, Class A4
4.16%, 5/15/12	1,860	1,833

John Deere Owner Trust
Series 2006-A, Class A4
5.39%, 6/17/13	6,741	6,820

Marriott Vacation Club Owner Trust
Series 2005-2, Class A
5.25%, 10/20/27 (2)	2,877	2,870

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (2)	1,836	1,864

		17,957

Stranded Utility 0.5%

Centerpoint Energy Transition Bond
Series 2005-A, Class A2
4.97%, 8/1/14	1,345	1,347

Illinois Power Special Purpose Trust
Series 1998-1, Class A6
5.54%, 6/25/09	879	880
PP&L Transition Bond Company
Series 1999-1, Class A8
7.15%, 6/25/09	4,598	4,696

		6,923

Total Asset-Backed Securities (Cost $182,879)		182,659

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 10.1%

Collateralized Mortgage Obligations 3.0%

Bank of America Mortgage Securities
Series 2003-L, Class 2A2, CMO, ARM
4.259%, 1/25/34	4,358	4,294

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.112%, 2/25/34	2,489	2,439

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.749%, 9/25/34	5,751	5,680

Citigroup Mortgage Loan Trust
Series 2006-AR1, Class 2A1, CMO, ARM
4.70%, 8/27/35	7,116	7,035

Citigroup Mortgage Loan Trust
Series 2006-AR2, Class 1AB, CMO, ARM
5.591%, 3/25/36	1,558	1,560

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1, CMO, ARM
4.56%, 9/25/35	3,628	3,583

Ryland-Mercury Savings Trust
Series 1998-MS2, Class A, CMO, ARM
5.637%, 10/25/18	14	13

Washington Mutual Mortgage Securities
Series 2004-AR1, Class A, CMO, ARM
4.229%, 3/25/34	3,387	3,349

Washington Mutual Mortgage Securities
Series 2005-4, Class CB1, CMO, ARM
5.50%, 6/25/35	310	311
Washington Mutual Mortgage Securities
Series 2005-AR3, Class A2, CMO, ARM
4.639%, 3/25/35	2,391	2,373

Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.544%, 3/25/35	2,433	2,399

Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR2, Class 3A1, CMO, VR
4.938%, 3/25/35	2,995	2,967

Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.039%, 9/25/36	6,703	6,799

		42,802

Commercial Mortgage Backed Securities 7.1%

Banc of America Commercial Mortgage
Series 2003-1, Class A1, CMO
3.878%, 9/11/36	3,263	3,159

Banc of America Commercial Mortgage
Series 2004-6, Class A1, CMO
3.801%, 12/10/42	178	175

Banc of America Commercial Mortgage
Series 2006-6, Class A1, CMO
5.226%, 12/10/16	6,811	6,838

Bear Stearns Commercial Mortgage Securities
Series 1998-C1, Class A2, CMO
6.44%, 6/16/30	3,760	3,795

Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A1, CMO
3.688%, 11/11/41	89	88

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A1, CMO
4.498%, 9/11/42	5,136	5,075

Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A1, CMO, VR
5.546%, 9/11/38	5,860	5,898

Citigroup Commercial Mortgage Trust
Series 2004-C2, Class A1, CMO
3.787%, 10/15/41	89	87
Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A1, CMO
5.047%, 7/15/44	6,073	6,060

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A1, CMO
4.771%, 9/15/39	5,996	5,955

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	4,681	4,860

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	3,058	3,057

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	957	950

Greenwich Capital Commercial Funding
Series 2004-GGIA, Class A3, CMO
4.344%, 6/10/36	4,175	4,105

Greenwich Capital Commercial Funding
Series 2007-GG9, Class A1, CMO
5.233%, 10/10/11	3,500	3,515

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	6,900	6,757

JPMorgan Chase Commercial Mortgage
Series 2005-LDP4, Class A1,CMO
4.613%, 10/15/42	1,109	1,097

JPMorgan Chase Commercial Mortgage
Series 2006-CB17, Class A1, CMO, VR
5.279%, 12/12/43	5,997	6,036

JPMorgan Chase Commercial Mortgage
Series 2006-LDP9, Class A1, CMO, VR
5.17%, 5/15/47	6,909	6,916

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	4,717	4,613

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	7,300	7,037
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A1, CMO
5.018%, 2/15/31	7,579	7,573
Morgan Stanley Capital I
Series 2006-T23, Class A1, CMO
5.682%, 8/12/41	6,408	6,525
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A1, CMO
5.38%, 1/15/39	2,312	2,318
		102,489
Total Non-U.S. Government Mortgage-Backed Securities (Cost $146,116)		145,291

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 25.0%
U.S. Government Agency Obligations (3) 24.8%
Federal Home Loan Mortgage
4.50%, 10/1/07	2,164	2,152
5.00%, 10/1/18 - 11/1/18	12,775	12,633
5.50%, 11/1/21	3,651	3,669
6.00%, 11/1/11 - 11/1/21	17,155	17,428
Federal Home Loan Mortgage, ARM
4.206%, 2/1/33	142	142
4.708%, 8/1/35	3,309	3,249
4.823%, 11/1/34	1,478	1,457
5.046%, 10/1/33	80	81
5.06%, 11/1/35	1,640	1,626
5.14%, 1/1/36	6,454	6,495
5.37%, 2/1/37	2,825	2,824
5.405%, 1/1/36	819	818
5.43%, 2/1/37	2,926	2,929
5.824%, 2/1/34	342	343
5.996%, 12/1/36	6,234	6,293
6.018%, 11/1/36	3,093	3,126
Federal Home Loan Mortgage, CMO
2.37%, 12/15/09	2,596	2,544
3.32%, 12/15/11	3,420	3,292
4.00%, 1/15/22 - 12/15/22	5,470	5,421
5.00%, 1/15/19 - 1/15/28	33,919	33,740
6.00%, 9/15/13 - 1/15/30	41,519	42,319
6.50%, 11/15/20 - 8/15/30	11,376	11,664
Federal Home Loan Mortgage, CMO, IO
4.50%, 5/15/16 - 4/15/18	4,713	485
Federal Home Loan Mortgage, PTC
10.75%, 12/1/09	12	12
Federal National Mortgage Assn.
4.50%, 5/1/18 - 11/1/20	46,903	45,519
5.00%, 2/1/18 - 1/1/32	24,802	24,510
5.50%, 5/1/16 - 12/1/34	21,608	21,681
5.82%, 2/1/09	405	408
6.00%, 1/1/22	23,380	23,741
Federal National Mortgage Assn., ARM
3.812%, 10/1/33	7,311	7,297
3.902%, 1/1/35	575	573
3.947%, 2/1/33	174	174
4.381%, 12/1/32	911	921
4.436%, 7/1/34	249	248
4.521%, 10/1/32	284	289
4.612%, 9/1/35	5,683	5,574
4.924%, 9/1/32	1,050	1,066
4.987%, 1/1/34	447	450
5.046%, 1/1/37	1,850	1,842
5.106%, 7/1/33	127	129
5.319%, 12/1/35	1,440	1,446
5.351%, 12/1/35	1,667	1,674
5.375%, 11/1/17	21	21
5.524%, 12/1/35	2,502	2,520
5.548%, 7/1/36	6,059	6,110
5.596%, 12/1/16 - 3/1/19	6	6
5.60%, 3/1/18	3	3
5.607%, 3/1/20	15	15
5.608%, 10/1/17 - 7/1/27	99	100
5.625%, 6/1/18 - 7/1/18	19	19
5.638%, 5/1/24	16	16
5.646%, 5/1/17 - 11/1/20	79	80
5.650%, 1/1/36	1,601	1,613
5.677%, 12/1/35	772	773
5.689%, 1/1/19	68	69
5.986%, 9/1/36	1,896	1,919
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	5,606	5,520
4.00%, 5/25/16	3,296	3,216
4.50%, 6/25/13	1,330	1,320
5.00%, 5/25/16 - 1/25/20	5,678	5,628
5.50%, 6/25/10 - 5/25/27	26,682	26,665
5.61%, 1/25/32	79	78
5.875%, 9/25/28	64	63
9.00%, 1/25/08	101	102
		358,140
U.S. Government Obligations 0.2%
Government National Mortgage Assn.
6.00%, 7/15/17	1,341	1,365
7.00%, 9/15/12 - 12/15/13	1,053	1,073
8.00%, 5/15/07	1	1
9.50%, 8/15/09	1	1
10.00%, 11/15/09 - 10/20/20	28	31
10.50%, 11/15/15	12	12
11.00%, 4/20/14	2	2
11.25%, 7/15/13	22	23
11.50%, 3/15/10 - 12/15/15	158	173
11.75%, 8/15/13 - 9/15/13	76	82
Government National Mortgage Assn., CMO, 4.287%, 1/16/30	239	241
		3,004
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $362,259)		361,144
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 11.0%
U.S. Government Agency Obligations (3) 6.3%
Federal Agriculture Mortgage, 4.25%, 7/29/08	200	198
Federal Home Loan Bank, 3.875%, 1/15/10	360	351
Federal Home Loan Mortgage, 3.55%, 11/15/07	8,400	8,305
Federal Home Loan Mortgage, 4.00%, 12/15/09	135	132
Federal Home Loan Mortgage, 4.25%, 7/15/09	13,860	13,708
Federal Home Loan Mortgage, 4.625%, 2/21/08	3,625	3,608
Federal Home Loan Mortgage, 5.125%, 4/18/08	438	438
Federal Home Loan Mortgage, 5.50%, 4/24/09	1,802	1,802
Federal National Mortgage Assn., VR, 3.114%, 2/17/09	9,760	9,644
Federal National Mortgage Assn., 3.25%, 8/15/08	11,438	11,162
Federal National Mortgage Assn., 3.53%, 10/19/07	1,014	1,004
Federal National Mortgage Assn., 4.25%, 7/15/07	191	190
Federal National Mortgage Assn., 5.25%, 12/3/07	25,200	25,213
Federal National Mortgage Assn., 5.25%, 1/15/09	445	448
Federal National Mortgage Assn., 6.375%, 6/15/09	13,860	14,338
		90,541
U.S. Treasury Obligations 4.7%
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	10,339	10,175
U.S. Treasury Inflation-Indexed Notes, 3.625%, 1/15/08	10,180	10,312
U.S. Treasury Notes, 2.625%, 3/15/09	12,600	12,118
U.S. Treasury Notes, 3.375%, 11/15/08	5,100	4,992
U.S. Treasury Notes, 3.50%, 5/31/07	8,875	8,839
U.S. Treasury Notes, 3.875%, 9/15/10	549	538
U.S. Treasury Notes, 4.125%, 8/15/08	388	385
U.S. Treasury Notes, 4.25%, 11/30/07	472	469
U.S. Treasury Notes, 4.25%, 11/15/13	3,310	3,256
U.S. Treasury Notes, 4.375%, 1/31/08	470	468
U.S. Treasury Notes, 4.50%, 2/15/09	150	149
U.S. Treasury Notes, 4.625%, 3/31/08	274	273
U.S. Treasury Notes, 4.75%, 1/31/12 (4)	15,400	15,552
		67,526
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $158,112)		158,067

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.6%
Government Guaranteed 0.3%
Landwirtschaftliche Rentenbank, 3.75%, 6/15/09	4,030	3,943
		3,943
Owned No Guarantee 0.4%
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (2)	5,645	5,795
		5,795
Treasuries 1.9%
United Mexican States, 8.00%, 12/24/08 (MXN)	114,815	10,351
United Mexican States, 8.00%, 12/19/13 (MXN)	111,680	10,036
United Mexican States, 9.00%, 12/24/09 (MXN)	83,900	7,759
		28,146
Total Foreign Government Obligations & Municipalities (Cost $37,979)		37,884
SHORT-TERM INVESTMENTS 4.7%
Money Market Funds 4.7%
T. Rowe Price Reserve Investment Fund, 5.37% (5)(6)	67,347	67,347
Total Short-Term Investments (Cost $67,347)		67,347
SECURITIES LENDING COLLATERAL 2.7%
Money Market Trust 2.7%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.262% (5)	38,853	38,853
Total Securities Lending Collateral (Cost $38,853)		38,853
Total Investments in Securities
102.2% of Net Assets (Cost $1,475,769)		$1,472,005

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is on loan at February 28, 2007 see Note 2
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$70,770 and represents 4.9% of net assets.
(3)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(4)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 28, 2007.
(5)	Seven-day yield
(6)	Affiliated company - see Note 4
ARM	Adjusted Rate Mortgage
CMO	Collateralized Mortgage Obligation
IO	Interest Only security for which the fund receives interest on notional principal(par)
MXN	Mexican Peso
PTC	Pass-Through Certificate
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end

SWAPS 0.0%
Credit Default Swaps 0.0%
JPMorgan Chase, Protection Bought (Relevant Credit: Southwest
Airlines, 6.50%, 3/1/12), Pay .41%, Receive upon credit
default, 3/20/12	(9,400)	(43)
Total Swaps (Premium Paid/Received $0)		(43)

Open Futures Contracts at February 28, 2007 were as follows:
($ 000s)
		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Short, 500 U.S. Treasury two year contracts
$250 par of 4.75% U.S. Treasury Notes
pledged as initial margin	6/07	$(102,479)	$91
Net payments (receipts) of variation
margin to date			(28)
Variation margin receivable (payable)
on open futures contracts			$63

The accompanying notes are integral part of this Portfolio of Investments.

T. Rowe Price Short-Term Bond Fund
Unaudited	February 28, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Short-Term Bond Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swap agreements are valued at prices furnished by dealers who make markets in such securities.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Swaps

The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2007, the value of loaned securities was $37,654,000; aggregate collateral consisted of $38,853,000 in the money market pooled trust.

NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2007, the cost of investments for federal income tax purposes was $1,475,769,000. Net unrealized loss aggregated $3,752,000 at period-end, of which $16,168,000 related to appreciated investments and $19,920,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the nine months ended February 28, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $3,065,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at February 28, 2007, and May 31, 2006, was $67,347,000 and $166,043,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Short-Term Bond Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	April 23, 2007